Taxes - Additional Information (Details) - USD ($)				12 Months Ended
	Dec. 02, 2020	Jul. 17, 2017	Jan. 01, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax rate (as a percent)				25.00%	25.00%	25.00%
Income Tax Holiday, decreased foreign taxes				$ 0	$ 381,033	$ 158,424
Benefit of the tax holidays on net income (loss) per share (basic and diluted)				$ 0.00	$ 0.01	$ 0.01
Deferred Tax Assets, Valuation Allowance				$ 4,464,601	$ 4,426,306
Tantech Bamboo [Member]
Income tax rate (as a percent)			15.00%	25.00%
Tantech Bamboo [Member] | Shangchi Automobile [Member]
Income tax rate (as a percent)	15.00%	15.00%